Investments Career Builder, Dose Media and CV Summarized Financial Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 28, 2014		Dec. 29, 2013
CareerBuilder, LLC, Dose Media, LLC, and Classified Ventures, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Revenues, net		$ 698,041	[1]	$ 1,063,321	[2]	$ 1,096,799
Operating income from continuing operations		84,199	[1]	147,165	[2]	183,800
Net income		80,280	[1]	713,108	[3]	$ 224,052
Current assets	[4]	266,390	[5]	200,006
Non-current assets	[4]	459,718	[5]	492,769
Current liabilities	[4]	190,977	[5]	201,517
Non-current liabilities	[4]	24,745	[5]	21,231
Redeemable non-controlling interest	[4]	$ 24,666	[5]	$ 20,470
Dose Media, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership in equity method investment, percent		25.00%

[1]	(2) On November 25, 2015, the Company acquired a 25% interest in Dose Media. As results of operations from date of acquisition are not material to the Company, they are not included in the above table.
[2]	(1) Revenues and operating income that relate to CV include results through October 1, 2014 and are presented exclusive of discontinued operations related to Apartments.com, which was sold by CV on April 1, 2014. See above for further information.
[3]	(3) Net income that relates to CV include results through October 1, 2014. See above for further information.
[4]	(1) Balance sheet information presented as of December 31, 2015 and December 28, 2014 does not include CV, which was sold by the Company on October 1, 2014. See above for further information.
[5]	(2) Balance sheet information as of December 31, 2015 includes Dose Media.